Description of the Plan - Additional Information (Detail) - EBP 001 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Months	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant contribution, pretax, maximum annual compensation to total compensation, percentage	90.00%
Employee benefit plan additional contribution participant description	50 or over
EBP, Employer contribution, matching percentage	100.00%
EBP, Employer contribution, participant compensation matched, percentage	5.00%
EBP, Forfeited nonvested account	$ 54,156	$ 22,887
EBP, Forfeited nonvested account, decrease from administrative expense	$ 56,240	$ 18,750
Employee benefit plan termination participant account vesting percentage	100.00%
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, Note receivable from participant, account, minimum borrowing, amount	$ 1,000
EBP, Note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan loan repayment period maximum | Months	60